Document and Entity Information	Oct. 21, 2015
Prospectus:
Document Type	497
Document Period End Date	Oct. 21, 2015
Registrant Name	DIREXION FUNDS
Central Index Key	0001040587
Amendment Flag	false
Document Creation Date	Oct. 21, 2015
Document Effective Date	Oct. 21, 2015
Prospectus Date	Sep. 15, 2015
Direxion Monthly 25+ Year Treasury Bull 1.2X Fund | Investor Class
Prospectus:
Trading Symbol	DXLTX
Direxion Monthly 25+ Year Treasury Bear 1X Fund | Investor Class
Prospectus:
Trading Symbol	DXSTX